Share-based Compensation - Narrative (Details) - USD ($) shares in Thousands, $ in Millions		1 Months Ended						6 Months Ended	12 Months Ended
	Aug. 11, 2023	Apr. 30, 2026	Sep. 30, 2025	Jul. 31, 2025	Jul. 31, 2024	Feb. 29, 2024	Sep. 30, 2023	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Aug. 31, 2023
Restricted stock units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation expense								$ 10.1	$ 10.2
Weighted-average period for recognition of unrecognized compensation cost (in years)								1 year 4 months 24 days	1 year 4 months 6 days
Granted (in shares)							100	2,151	2,126	2,679
Performance restricted stock units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares)	1,100	2,300	400	1,500	1,300	700		2,348	1,935	1,987
Grant date fair value		$ 4.3	$ 2.0	$ 7.9	$ 5.3	$ 2.4					$ 4.7